Preferred Stock and Warrants - Principal Terms of the Warrants to Purchase Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 26, 2024	Jun. 13, 2024	Mar. 25, 2024	Dec. 31, 2023	Sep. 26, 2023	Mar. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2024	Sep. 18, 2020
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares)													10,992,759
Temporary equity period during which the value is accreted to its redemption worth										5 years
Dividends										$ 499	$ 2,000	$ 2,000
Accrual of dividends of Series B convertible preferred shares										499	2,000	2,000
Number of shares sold (in shares)			3,000,000
Accretion of Series A non-convertible preferred shares										14,982	13,324	11,884
Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Redeemable equity preferred amount at fair value	$ 84,643									84,643
Issuance costs										5,415
Temporary equity liquidation preference	150,000									150,000
Dividends	3,781	$ 7,521		$ 15,418		$ 7,854	$ 7,896
Accrual of dividends of Series B convertible preferred shares	$ 15,229				$ 15,750			$ 11,491	$ 11,491
Accretion of Series A non-convertible preferred shares										$ 14,982	$ 13,324	$ 11,884
Series A Non-convertible Preferred Shares | Later than years from the issue closing date
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share	110.00%									110.00%
Catterton Investment Agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights exercise price of warrant per share														$ 0.01
Catterton Investment Agreement | LLCA Daylight LP | Change of control in the company | Series A Non-convertible Preferred Shares
Redeemable Preferred Stock And Warrants [Line Items]
Temporary equity redemption price as a percentage of liquidation preference per share	110.00%									110.00%
Penny Warrants
Redeemable Preferred Stock And Warrants [Line Items]
Issuance costs										$ 3,604
Accretion of Series A non-convertible preferred shares										$ 56,339
Penny Warrants | Catterton Investment Agreement | LLCA Daylight LP
Redeemable Preferred Stock And Warrants [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares)	11,000,000									11,000,000
Class of warrants or rights exercise price of warrant per share	$ 0.01									$ 0.01
Class of warrants or rights outstanding term	10 years									10 years
Transfer restriction term for warrants	2 years									2 years